Basic and Diluted Earnings Per Share - Schedule of Basic And Diluted Earnings Per Share Attributable to the Shareholders (Detail)
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares	Dec. 31, 2020 SGD ($) $ / shares shares	Dec. 31, 2019 SGD ($) $ / shares shares
Earnings per share [line items]
Earnings for the purposes of basic and diluted earnings per share (profit for the year attributable to owners of the Group)	$ 76,822	$ 103,841	$ 86,093	$ 73,535
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	128,803,824	128,803,824	123,500,000	123,500,000
Effect of dilutive potential ordinary shares:
Effect of vesting of employee share awards	26,310	26,310	0	0
Weighted average number of ordinary shares for the purposes of diluted earnings per share	128,830,134	128,830,134	123,500,000	123,500,000
Basic earnings per share | (per share)	$ 0.60	$ 0.81	$ 0.70	$ 0.60
Diluted earnings per share | (per share)	$ 0.60	$ 0.81	$ 0.70	$ 0.60